December 6, 2019

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:            Boston Trust Walden Funds, File Nos. 33-44964 and 811-6526

Ladies and Gentlemen:

On behalf of Boston Trust Walden Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 166 to the Trust’s Registration Statement (the “Amendment”).  The Amendment is filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 to revise principal investment strategy disclosures for Boston Trust Small Cap Fund, a series of the Trust.

If you have any questions, please contact Philip Sineneng at (614) 469-3217 or the undersigned at (614) 469-3297.

Very truly yours,

/s/ Michael V. Wible

Michael V. Wible

Michael.Wible@ThompsonHine.com    Direct:  614.469.3297